Other Receivables, Deposits and Other Assets (Details) - Schedule of Other Receivables Deposits and Other Assets - CNY (¥) ¥ in Thousands		Aug. 31, 2023	Aug. 31, 2022
Schedule of Other Receivables Deposits and Other Assets [Abstract]
Other receivables from third parties		¥ 6,496	¥ 7,334
Advances to employees		2,932	4,396
Deposits		17,140	11,949
Prepaid tax and deductible value-added tax-in		9,479	10,035
Rental prepayment	[1]	23,392	28,003
Prepayment for suppliers		51,201	45,661
Receivables from disposal of property and equipment		25,256
Others		13,740	7,061
Total other receivables, deposits and other assets		149,636	114,439
Less: allowance for other receivables		(957)	(1,677)
Total		¥ 148,679	¥ 112,762

[1]	Rental prepayment represents the prepayment of rent related to leases less than 12 months.